UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03326
Morgan Stanley U.S. Government Money Market Trust
(Exact name of registrant as specified in charter)
522 Fifth Avenue, New York, New York		10036
(Address of principal executive offices)		(Zip code)
Stefanie V. Chang Yu, Esq. Managing Director Morgan Stanley Investment Management Inc. 522 Fifth Avenue New York, New York 10036
(Name and address of agent for service)

Registrant's telephone number, including area code:	800-869-6397

Date of fiscal year end:	1/31

Date of reporting period:	7/1/10– 6/30/11

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-03326
Reporting Period: 07/01/2010 - 06/30/2011
Morgan Stanley U.S. Government Money Market Trust

============== MORGAN STANLEY U.S. GOVERNMENT MONEY MARKET TRUST ===============

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.
========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):	Morgan Stanley U.S. Government Money Market Trust

By (Signature and Title)*	/s/ Kevin Klingert
Kevin Klingert President and Principal Executive Officer – Office of the Funds

Date	August 25, 2011
* Print the name and title of each signing officer under his or her signature.